Development Services Revenue - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Description of payment terms	invoiced with net 30-to 60-day payment terms.
Contract with customer asset net	$ 0	$ 0
Contract with customer liability	0	0
Contract cost incurred during the period	$ 0	$ 0